Offerings - Offering: 1	Mar. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 337,301,756.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,581.37
Offering Note	(1) In accordance with Rule 0-11 promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated as of the date of this filing based on the net asset value of Nuveen Churchill BDC V ("BDC V") as of December 31, 2025, as disclosed in BDC V's Annual Report on Form 10-K for the year ended December 31, 2025. (2) In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in note (1) above, multiplied by $0.00013810.